Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	CITY NATIONAL ROCHDALE FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001026977
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. Under U.S. federal income tax law, the Fund’s income attributable to the Irish Company will be treated as qualifying income to the extent of appropriate annual payments by the Irish Company to the Fund. The Irish Company intends to pay substantially all its net income and gain each year to the Fund. Nevertheless, the Fund might generate more non-qualifying income than anticipated (e.g., because of the Fund's direct investments), might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. Under U.S. federal income tax law, the Fund’s income attributable to the Irish Company will be treated as qualifying income to the extent of appropriate annual payments by the Irish Company to the Fund. The Irish Company intends to pay substantially all its net income and gain each year to the Fund. Nevertheless, the Fund might generate more non-qualifying income than anticipated (e.g., because of the Fund's direct investments), might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law, whether or not the offshore subsidiary makes annual distributions. The IRS is no longer issuing rulings to that effect. Under U.S. federal income tax law, the Fund’s income attributable to the Irish Company will be treated as qualifying income to the extent of appropriate annual payments by the Irish Company to the Fund. The Irish Company intends to pay substantially all its net income and gain each year to the Fund. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, a company organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Company to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CITY NATIONAL ROCHDALE CALIFORNIA TAX - EXEMPT BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CITY NATIONAL ROCHDALE CORPORATE BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Equity Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Fixed Income Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Intermediate Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

City National Rochdale Municipal High Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

CITY NATIONAL ROCHDALE FUNDS

CITY NATIONAL ROCHDALE GOVERNMENT MONEY MARKET FUND Servicing Class (CNIXX) Class N (CNGXX) Class S (CNFXX)	CITY NATIONAL ROCHDALE INTERMEDIATE FIXED INCOME FUND Institutional Class (CNIRX) Servicing Class (CNRCX) Class N (RIMCX)

CITY NATIONAL ROCHDALE GOVERNMENT BOND FUND Institutional Class (CNIGX) Servicing Class (CNBIX) Class N (CGBAX)	CITY NATIONAL ROCHDALE FIXED INCOME OPPORTUNITIES FUND Servicing Class (CNRZX) Class N (RIMOX)

CITY NATIONAL ROCHDALE CORPORATE BOND FUND Servicing Class (CNCIX) Class N (CCBAX)	CITY NATIONAL ROCHDALE EQUITY INCOME FUND Servicing Class (CNRHX) Class N (RIMHX)

CITY NATIONAL ROCHDALE CALIFORNIA TAX EXEMPT BOND FUND Servicing Class (CNTIX) Class N (CCTEX)	CITY NATIONAL ROCHDALE U.S. CORE EQUITY FUND Institutional Class (CNRUX) Servicing Class (CNRVX) Class N (CNRWX)

CITY NATIONAL ROCHDALE MUNICIPAL HIGH INCOME FUND Servicing Class (CNRMX) Class N (CNRNX)

(each, a “Fund” and together, the “Funds”)

Supplement dated September 30, 2022, to the currently effective

Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information, as applicable

Effective October 1, 2022, the following changes are made to the Summary Prospectuses, Statutory Prospectuses and Statements of Additional Information of the Funds, as applicable:

1. The last two sentences of the third paragraph in the “Principal Investment Strategies” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are deleted their its entirety and replaced with the following:

The Fund may invest in life insurance policies and related interests directly or through a company organized under the laws of Ireland (the “Irish Company”). The Fund generally gains exposure to Policies through the Irish Company.

2. “Life Insurance Policies,” “Investment through Irish Subsidiary,” “Irish Subsidiary Tax Matters” and “Tax Matters” in the “Principal Risk” section of the Summary Prospectus and Statutory Prospectus relating to City National Rochdale Fixed Income Opportunities Fund are each deleted in their entirety and replaced with the following:

Life Insurance Policies – If the Fund is unable to make premium payments on a Policy, the Policy will lapse and the Fund will lose its ownership interest in the Policy. There is currently no established secondary market for Policies, and the Policies are not considered liquid investments by the Fund. If the Fund must sell Policies to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss. In addition, market quotations will not be readily available for the Policies and the Policies will be priced using a fair value methodology adopted by the Trust’s Board. The sales price the Fund could receive for a Policy may differ from the Trust’s valuation of the Policy. There may be a mismatch of cash flows related to the Fund’s investment in Policies (e.g., the Irish Company may not take in enough new investment and death benefits paid on maturing life settlements to cover premium payments on existing Policies held by the Irish Company). The longer the insured lives, the lower the Fund’s rate of return on the related Policy will be. The underwriter’s estimate of the insured’s life expectancy may be incorrect. An insurance company may be unable or refuse to pay benefits on a Policy. In addition, the heirs of an insured may challenge the life insurance settlement. Although the Fund intends to only purchase Policies for which the applicable contestability period has expired, it is possible that a Policy may be subject to contest by the insurance company. A Policy is a liability of the issuing life insurance company, and if the life insurance company goes out of business, sufficient funds may not be available to pay that liability.

Investment through Irish Company – The Fund may invest in Policies by investing in the Irish Company. The Irish Company is not an investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies.

Irish Company Tax Matters – Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation such as the Irish Company are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland income tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may have an adverse tax effect on the Irish Company, the Fund and its shareholders.

Tax Matters – To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain requirements including requirements regarding the composition of its income. Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet this 10% requirement, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate. Alternatively, if the Fund fails to meet the 10% requirement, the Fund might be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income. The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

3. The second and third sentence in the “More about the Fixed Income Opportunities Fund – The Fund’s Investments in Policies” section of the Statutory Prospectus are deleted in their entirety and replaced with the following:

The Fund may invest in Policies directly or through the Irish Company. The Irish Company is advised by the Adviser.

4. “Investment through Irish Subsidiary” and “Tax Matters” in the “More about the Funds’ Risks” section of the Statutory Prospectus are each deleted in their entirety and replaced with the following:

Investment through Irish Company (Fixed Income Opportunities Fund) – The Fund may invest in Policies by investing in the Irish Company, which is a company organized under the laws of Ireland. The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in this Prospectus and the SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Changes in the laws of the United States and/or Ireland could affect the ability of the Fund and/or the Irish Company to operate as described in this Prospectus and the SAI and could negatively affect the Fund and its shareholders. The Irish Company (unlike the Fund) may invest an unlimited portion of its net assets in Policies. However, the Irish Company otherwise is subject to the Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in this Prospectus and the SAI.

Tax Matters (Fixed Income Opportunities Fund) – To qualify for treatment as a RIC under the Code, a Fund must meet certain requirements regarding the composition of its income, the diversification of its assets, and the amounts of its distributions. If a Fund were to fail to meet any of these requirements, the Fund might not be eligible for treatment as a RIC, in which case it would be subject to federal income tax on its net income at the regular corporate rate (without any deduction for distributions to shareholders). When distributed, that income would generally be taxable to shareholders as ordinary dividend income to the extent attributable to the Fund’s earnings and profits. If a Fund were to fail to qualify as a RIC, shareholders of the Fund could realize significantly diminished returns from their investments in the Fund. In the alternative, a Fund might be able to preserve its RIC qualification under those circumstances by meeting certain conditions, which might subject the Fund to certain additional taxes. The remaining disclosure in this “Tax Matters” section relates only to the Fixed Income Opportunities Fund.

Any income the Fund derives from direct investments in Policies may be considered non-qualifying income and must be limited, along with investments in any other non-qualifying sources, to a maximum of 10% of the Fund’s gross income in any fiscal year. In addition, the Fund may invest in Policies through the Irish Company. The Irish Company is a CFC for U.S. federal income tax purposes. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. As a result, either of direct investments in Policies or of investments through the Irish Company, the Fund might generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular fiscal year at levels sufficient to limit its non-qualifying income to 10% of the Fund’s gross income, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after year-end. If the Fund fails to meet the 10% requirement, the Fund may be subject to the federal income tax consequences described in the preceding paragraph.

Alternatively, if the Fund fails to meet the 10% requirement, the Fund may be able to pay a tax equal to the amount of the non-qualifying income to the extent it exceeds one-ninth of the Fund’s qualifying income.

Under current IRS guidance, Policy proceeds paid by a U.S. insurance company to a foreign corporation, such as the Irish Company, are generally subject to U.S. federal income tax withholding at a 30% rate. The Irish Company intends to qualify for benefits under the U.S.-Ireland tax treaty which would include an exemption from such withholding. There is a risk, however, that a U.S. insurance company issuer may not respect the claimed treaty benefits and may withhold the 30% tax on the proceeds paid to the Irish Company. In such a case, the Irish Company may be able to obtain a refund from the IRS.

Provided the Irish Company qualifies as an Irish tax resident, it intends to take the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 are subject to Irish corporation tax at rate of 25% on its taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax is expected to arise on payments of interest on the Note held by the Fund. If the Irish Company does not satisfy the conditions to benefit under Section 110 then this will have material adverse tax consequences. In particular interest payable/paid on the Note will not be tax deductible.

As part of its anti-tax avoidance package the European Commission published a draft Anti-Tax Avoidance Directive on January 28, 2016, which was formally adopted by the EC Council on July 12, 2016, in Council Directive (EU) 2016/1164 (the “ATAD I”). Amongst the measures contained in ATAD I is an interest deductibility limitation rule. ATAD I was transposed into Irish legislation effective from 1 January 2022 and is commonly referred to as Interest Limitation Rules. The new Interest Limitation Rule applies to the accounting period commencing on or after January 1, 2022. The Irish Company has a fiscal year end of September 30, and therefore the first accounting period to which the new interest limitation rule will apply will be for the fiscal year ended September 30, 2023.

The Interest Limitation Rules provide that interest costs in excess of the higher of (a) EUR 3,000,000 or (b) 30% of an entity’s earnings before interest, tax, depreciation and amortization will not be deductible in the year in which they are incurred but would remain available for carry forward. However, the restriction on interest deductibility are only in respect of the amount by which interest equivalent borrowing costs exceed “interest equivalent income”. The legislation transposing the Interest Limitation Rules into Irish legislation are complex. While it is not expected that the Irish Vehicle (based on its ownership structure and availing of what is known as the ‘single company worldwide group’ relief) will have annual interest equivalent borrowing costs exceeding interest equivalent income of more than EUR 3,000,000, it is still possible that the Interest Limitation Rules could affect the tax efficiency of the Irish Company by possibly limiting the tax deduction for any interest arising on the Note.

On February 21, 2017, the Economic and Financial Affairs Council of the European Union agreed to an amendment to the Anti-Tax Avoidance Directive to provide for minimum standards for counteracting hybrid mismatches involving EU Member States and third countries (“ATAD II”). ATAD II requires EU Member States to delay or deny deduction of payments, expenses or losses or include payments as taxable income, in case of hybrid mismatches. Ireland has passed legislation which has transposed ATAD II into Irish law effective January 1, 2020. While the Note held by the Fund is a hybrid instrument (i.e., treated as debt in Ireland and equity in the United States for tax purposes), it is not expected that ATAD II will restrict the amount of interest paid on the Note which is tax deductible in Ireland, as such interest paid is included in the taxable income of the Fund. As a result, it is not expected that any mismatch arises due to the hybrid nature of the Note. ATAD II contained a second provision combatting the use of reverse hybrid entities. As a result, Ireland introduced anti-reverse hybrid rules effective from January 1, 2022. Such provisions are aimed at combating any tax advantage arising from an Irish tax transparent entity being treated as opaque in the jurisdiction of some or all its investors, such that some, or all, of its income goes untaxed. The Irish Company should not be considered to be a reverse hybrid entity.

The tax treatment of the Policies and the Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund. Any changes to the U.S.-Ireland tax treaty, U.S. or Ireland law, or the manner in which the treaty and such laws are applied to the Irish Company or the Fund, may also have an adverse tax effect on the Irish Company, the Fund and its shareholders.

5. The first sentence of the first paragraph in the “management of the funds – Investment Adviser” section of the Statutory Prospectus is deleted in its entirety and replaced with the following:

The Adviser provides the Funds and the Irish Company with investment management services.

6. References in the “how to buy, sell and exchange shares – Calculation of NAV” section in the Statutory Prospectus to the “Subsidiary” are replaced with the “Company.”

7. The last sentence in the second paragraph in “The Funds” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

City National Rochdale also serves as investment adviser to the company organized under the laws of Ireland in which the Fixed Income Opportunities Fund invests (the “Irish Company”).

8. The first sentence in the first paragraph in the “Investment Techniques and Risk Considerations – Investments” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments by the Funds may include the following types of securities. With respect to the Fixed Income Opportunities Fund and any Fund that invests in Underlying Funds (as defined below), references in this section to investments by a Fund include the Fund’s “direct” investments as well as its “indirect” investments (i.e., investments by the Underlying Fund or by the Irish Company in which the Fixed Income Opportunities Fund invests, as applicable).

9. The second sentence in the “Investment Techniques and Risk Considerations – Investments – Borrowing Policy” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

The Fixed Income Opportunities Fund, together with the Irish Company, complies with the requirements of Section 18 on an aggregate basis.

10. “Investments in Irish Subsidiary” in the “Investment Techniques and Risk Considerations – Investments – Foreign Securities” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

Investments in Irish Company. The Fixed Income Opportunities Fund may invest up to 15% of its net assets in life insurance policies and related interests purchased through life settlement transactions. The Fund may invest in life insurance policies directly or by investing in the Irish Company. The Fund generally gains exposure to Policies through the Irish Company. The Irish Company is treated as a “controlled foreign corporation” (a “CFC”) for U.S. federal income tax purposes.

The principal purpose of investment in the Irish Company is to allow the Fixed Income Opportunities Fund to gain exposure to life insurance policies within the limitations of the federal tax law requirements applicable to regulated investment companies. The Internal Revenue Service (“IRS”) has previously issued a number of private letter rulings confirming that, in general, income derived from a fund’s offshore subsidiary would not jeopardize the fund’s ability to meet the source-of-income requirements applicable to regulated investment companies under federal tax law. The IRS is no longer issuing rulings to that effect. The Fund believes, based on an opinion of counsel, that actual distributions made to the Fund by the Irish Company will, more likely than not, be treated as qualifying income. The tax treatment of the policies and the Fixed Income Opportunities Fund’s investments in the Irish Company may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could, among other things, affect the character, timing and/or amount of the Fund’s taxable income or gains and of distributions made by the Fund.

The Irish Company is a company organized under the laws of Ireland and is overseen by its own board of directors. The Irish Company is advised by the Adviser.

The Irish Company (unlike the Fixed Income Opportunities Fund) may invest an unlimited portion of its net assets in life insurance policies. However, the Irish Company otherwise is subject to the Fixed Income Opportunities Fund’s investment restrictions and other policies. The Irish Company also may invest in other instruments, including fixed income securities, cash and cash equivalents and U.S. Government securities. To the extent that the Fixed Income Opportunities Fund invests in the Irish Company, it will be indirectly exposed to the risks associated with the Irish Company’s investments, which are discussed elsewhere in the Fund’s Prospectus and this SAI.

The Fixed Income Opportunities Fund and the Irish Company test for compliance with the Fund’s investment restrictions, including without limitation restrictions on illiquid investment and the use of leverage, on a consolidated basis. However, unlike the Fixed Income Opportunities Fund, the Irish Company will not seek to qualify as a regulated investment company under Subchapter M of the Code.

The Irish Company is not an investment company registered under the 1940 Act and, unless otherwise noted in the Prospectus and this SAI, is not subject to all of the investor protections of the 1940 Act and other U.S. regulations. Nevertheless, the Irish Company will comply with the 1940 Act restrictions with respect to affiliated transactions and with respect to custody. U.S. Bank, N.A., the custodian of the Funds’ assets, also serves as custodian of the assets of the Irish Company. Changes in the laws of the United States and/or Ireland could affect the ability of the Fixed Income Opportunities Fund and/or the Irish Company to operate as described in the Prospectus and this SAI and could negatively affect the Fixed Income Opportunities Fund and its shareholders.

The Company acquired substantially all of the assets and all liabilities of the City National Rochdale Fixed Income Opportunities (Ireland) Limited, formerly a wholly-owned subsidiary of the Fixed Income Opportunities Fund organized under the laws of Ireland, as of October 1, 2022.

11. The reference in the “Management of the Trust - Custodian” section of the Statement of Additional Information to “the Irish Subsidiary’s assets” is replaced with “the Irish Company’s assets.”

12. References in the “Management of the Trust - Servicer” section of the Statement of Additional Information to the “Subsidiary” are replaced with “Company.”

13. “Taxation of Investment in the Irish Subsidiary – Fixed Income Opportunities Fund” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

TAXATION OF INVESTMENT IN THE IRISH COMPANY – FIXED INCOME OPPORTUNITIES FUND

In general, a “United States shareholder” of a CFC must include in gross income for U.S. federal income tax purposes its share of certain types of income of the CFC, regardless of whether the CFC distributes that income to the United States shareholder. A “United States shareholder” is a United States person who owns (directly, indirectly or constructively) 10% or more of the total combined (i) voting power of all classes of a foreign corporation’s voting stock or (ii) value of shares of all classes of stock of a foreign corporation. A foreign corporation is a CFC if, on any day during its taxable year, “United States shareholders” own more than 50% of the voting power or value of its stock. The Fund expects that the Irish Company will be treated as a CFC and that the Fund will be treated as a “United States shareholder” of the Irish Company. As a “United States shareholder” of the Irish Company, the Fund will be required to include in its gross income its share of certain types of income earned by the Irish Company, regardless of whether corresponding cash amounts are distributed to the Fund in a given year. The Fund must distribute to its shareholders, at least annually, all or substantially all of its taxable income, including its share of the Irish Company’s income that is included in the Fund’s income under these rules, to qualify to for treatment as a regulated investment company under the Code and avoid U.S. federal income and excise taxes. Therefore, the Fund’s investment in the Irish Company may require the Fund to dispose of portfolio investments or to borrow, in each case potentially under disadvantageous circumstances, to generate cash necessary to satisfy such distribution requirement. Such a disposition of investments will potentially cause the Fund to realize additional taxable gain or loss.

14. “Irish Corporate Taxes (Irish Subsidiary)” in the “Distributions and Taxes” section of the Statement of Additional Information is deleted in its entirety and replaced with the following:

IRISH CORPORATE TAXES (IRISH COMPANY)

As noted, the Fixed Income Opportunities Fund will invest some of its net assets in the Irish Company.

Taxation Status of Irish Company as a Section 110 Company

The Irish Company has adopted the position that it is entitled to the benefits of Section 110 of the Irish Taxes Consolidation Act 1997 (as amended) (“Section 110”). Companies qualifying under Section 110 (“Section 110 Company”) are subject to Irish corporation tax at rate of 25% on their taxable profits, which are calculated under trading tax principles. Furthermore, there is no requirement in the legislation for such a company to earn a certain level of taxable profits. Consequently, the Irish Company has been established with the intention of having minimal taxable profits through the use of a profit participating note (“Note”) held by the Fund. Subject to certain conditions being satisfied, any interest paid on the Note to the Fund should be tax deductible in calculating the Irish taxable profits of the Irish Company. In general, Irish income tax at the standard rate of 20% is required to be withheld from payments of Irish source interest. Provided the Fund is a resident of the United States for U.S. taxation purposes then no Irish withholding tax should arise on payments of interest on the Note held by the Fund.

In order for the Irish Subsidiary to qualify as a Section 110 Company and to remain a Section 110 Company, there are various conditions that need to be satisfied. A Section 110 Company is a company:

a)	which is resident in Ireland;

b)	which either:

(i)	acquires qualifying assets from a person;

(ii)	holds, manages or both holds and manages qualifying assets as a result of an arrangement with another person; or

(iii)	has entered into a legally enforceable arrangement with another person which itself constitutes a qualifying asset;

c)	which carries on in Ireland a business of holding, managing, or both the holding and management of, qualifying assets, including, in the case of plant and machinery acquired by the Section 110 Company, a business of leasing that plant and machinery;

d)	which, apart from activities ancillary to that business, carries on no other activities;

e)	which has notified an authorized officer of the Revenue Commissioners in the prescribed form within the prescribed time limit that it is, or intends to be, such a Section 110 Company; and

f)	the market value of all qualifying assets held, managed, or both held and managed by the company or the market value of qualifying assets in respect of which the company has entered into legally enforceable arrangements is not less than EUR 10,000,000 on the day on which the qualifying assets are first acquired, first held, or a legally enforceable arrangement in respect of the qualifying assets is entered into (which is itself a qualifying asset), but a company shall not be a Section 110 Company if any transaction is carried out by it otherwise than by way of a bargain made at arm’s length apart from where that transaction is the payment of consideration for the use of principal in certain circumstances.

For this purpose, qualifying assets means assets which consist of, or of an interest (including a partnership interest) in, financial assets, commodities or plant and machinery.

If a company is a Section 110 Company, then profits arising from its activities shall be chargeable to corporation tax under Case III of Schedule D (which is applicable to non-trading income) at a rate of 25%. However, for that purpose those profits shall be computed in accordance with the provisions applicable to Case I of that Schedule (which is applicable to trading income). Accordingly, expenses, including interest expenses, will be deductible if they are incurred wholly and exclusively by the Irish Company for the purposes of its business as a Section 110 Company, subject to any required statutory adjustments. As a result, it is anticipated that the Irish Company should be subject to Irish corporation tax only on its profits calculated under generally accepted accounting practice, after deducting all of its revenue expenses (including interest payable on the Note to the Fund). If, for any reason, the Irish Company is not or ceases to be such a Section 110 Company, the Irish Company could be obliged to account for Irish tax in respect of profits for Irish tax purposes, which are materially in excess of profits calculated under generally accepted accounting practice. This could result in material tax being payable in Ireland.

It is not expected that the Anti-Tax Avoidance Directive nor the Anti-Tax Avoidance Directive II (see the “More about the Funds’ risks - Tax Matters (Fixed Income Opportunities Fund)” section of the Statutory Prospectus for further explanation) should restrict the deduction of interest under the Note.

15. The reference in the “Share Price Calculation” section of the Statement of Additional Information to “Subsidiary” is replaced with “Company.”

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.